UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549


                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended    June 30, 2012
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Check here if Amendment [  ]; Amendment Number:
                                                 -----
  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         QCP GP Investors II LLC
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Address:      375 Park Avenue
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              New York, New York 10152
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Form 13F File Number: 28-12825
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Michael Huber
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Title:        President and Managing Principal
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Phone:        (212) 418-1700
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Signature, Place, and Date of Signing:

      /s/ Michael Huber            New York, NY            August 13, 2012
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          [Signature]              [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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List of Other Managers Reporting for this Manager:

Form 13F File Number                           Name
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      28-12824                      Quadrangle GP Investors LLC



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